JPMorgan Growth Advantage Fund
Schedule of Portfolio Investments as of March 31, 2026
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Growth Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.5%
Aerospace & Defense — 2.4%
BWX Technologies, Inc.	824	168,522
Howmet Aerospace, Inc.	709	163,429
RTX Corp.	849	163,773
		495,724
Automobiles — 3.6%
Tesla, Inc. *	1,942	721,823
Biotechnology — 4.7%
Alnylam Pharmaceuticals, Inc. *	448	148,168
Gilead Sciences, Inc.	1,113	155,122
Insmed, Inc. *	1,505	246,015
Natera, Inc. *	714	142,781
Neurocrine Biosciences, Inc. *	1,323	174,340
Nuvalent, Inc., Class A *	709	72,673
uniQure NV (Netherlands) *	564	9,225
		948,324
Broadline Retail — 4.5%
Amazon.com, Inc. *	4,347	905,383
Building Products — 1.0%
Trane Technologies plc	478	199,114
Capital Markets — 2.4%
Goldman Sachs Group, Inc. (The)	259	218,810
Interactive Brokers Group, Inc., Class A	1,834	123,049
Intercontinental Exchange, Inc.	396	62,231
Robinhood Markets, Inc., Class A *	1,043	72,312
		476,402
Communications Equipment — 1.0%
Ciena Corp. *	525	203,643
Construction & Engineering — 2.3%
Comfort Systems USA, Inc.	149	205,835
Quanta Services, Inc.	477	261,745
		467,580
Consumer Staples Distribution & Retail — 2.2%
Casey's General Stores, Inc.	216	157,196
Performance Food Group Co. *	1,251	107,118
Walmart, Inc.	1,440	179,006
		443,320
Electrical Equipment — 1.3%
AMETEK, Inc.	869	186,251
Canva, Inc. ‡ * (a)	9	14,261
Databricks ‡ * (a)	188	35,690
Openai ‡ * (a)	26	18,019
		254,221

JPMorgan Growth Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electronic Equipment, Instruments & Components — 0.6%
Teledyne Technologies, Inc. *	208	126,073
Energy Equipment & Services — 0.8%
TechnipFMC plc (United Kingdom)	2,500	172,862
Entertainment — 3.9%
Live Nation Entertainment, Inc. *	531	80,970
Netflix, Inc. *	4,062	390,572
ROBLOX Corp., Class A *	590	33,363
Spotify Technology SA *	249	120,479
Take-Two Interactive Software, Inc. *	801	158,279
		783,663
Financial Services — 2.1%
Mastercard, Inc., Class A	751	375,080
Rocket Cos., Inc., Class A *	3,417	48,695
		423,775
Health Care Equipment & Supplies — 0.8%
Intuitive Surgical, Inc. *	341	157,338
Health Care Providers & Services — 0.8%
Cencora, Inc.	505	158,753
Hotels, Restaurants & Leisure — 2.5%
Booking Holdings, Inc.	54	225,593
DoorDash, Inc., Class A *	919	137,958
Hilton Worldwide Holdings, Inc.	500	152,200
		515,751
Household Durables — 0.8%
Garmin Ltd.	441	102,397
Somnigroup International, Inc.	713	52,672
		155,069
Industrial Conglomerates — 0.8%
3M Co.	1,074	156,012
Insurance — 0.4%
Progressive Corp. (The)	467	92,523
Interactive Media & Services — 9.6%
Alphabet, Inc., Class C	3,914	1,122,633
Meta Platforms, Inc., Class A	1,339	766,219
Reddit, Inc., Class A *	408	54,971
		1,943,823
IT Services — 2.3%
Cloudflare, Inc., Class A *	307	63,324
DigitalOcean Holdings, Inc. *	716	61,410
International Business Machines Corp.	347	84,193
Shopify, Inc., Class A (Canada) *	412	48,887

JPMorgan Growth Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
IT Services — continued
Snowflake, Inc., Class A *	767	115,608
Twilio, Inc., Class A *	657	82,668
		456,090
Life Sciences Tools & Services — 1.4%
IQVIA Holdings, Inc. *	498	84,967
Mettler-Toledo International, Inc. *	49	61,877
Thermo Fisher Scientific, Inc.	261	128,385
		275,229
Machinery — 1.7%
Deere & Co.	224	126,316
ITT, Inc.	1,097	208,938
		335,254
Oil, Gas & Consumable Fuels — 1.6%
EOG Resources, Inc.	1,024	148,049
Williams Cos., Inc. (The)	2,469	179,675
		327,724
Pharmaceuticals — 3.2%
Eli Lilly & Co.	346	317,826
Johnson & Johnson	790	193,132
Merck & Co., Inc.	1,107	133,152
		644,110
Real Estate Management & Development — 0.6%
CBRE Group, Inc., Class A *	865	117,194
Semiconductors & Semiconductor Equipment — 18.8%
Broadcom, Inc.	3,146	973,588
NVIDIA Corp.	12,935	2,255,951
ON Semiconductor Corp. *	2,405	148,946
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	709	239,704
Teradyne, Inc.	629	186,334
		3,804,523
Software — 8.7%
AppLovin Corp., Class A *	244	97,120
Crowdstrike Holdings, Inc., Class A *	217	84,648
HubSpot, Inc. *	253	61,722
Intuit, Inc.	382	165,227
Microsoft Corp.	2,850	1,055,099
Oracle Corp.	896	131,817
Palo Alto Networks, Inc. *	995	159,504
		1,755,137
Specialty Retail — 3.1%
AutoZone, Inc. *	46	155,060
Carvana Co., Class A *	261	81,956

JPMorgan Growth Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialty Retail — continued
TJX Cos., Inc. (The)	1,542	246,222
Ulta Beauty, Inc. *	277	144,973
		628,211
Technology Hardware, Storage & Peripherals — 8.1%
Apple, Inc.	6,452	1,637,393
Tobacco — 0.5%
Philip Morris International, Inc.	681	112,617
Total Common Stocks (Cost $9,722,024)		19,894,658
Preferred Stocks — 0.3%
Electrical Equipment — 0.3%
Anthropic 1/13/2026 ‡ * (a) (Cost $33,000)	234	60,663
Short-Term Investments — 1.1%
Investment Companies — 1.1%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (b) (c) (Cost $227,127)	227,119	227,142
Total Investments — 99.9% (Cost $9,982,151)		20,182,463
Other Assets in Excess of Liabilities — 0.1%		11,284
NET ASSETS — 100.0%		20,193,747

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt

‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Fund is subject to legal or contractual restrictions on the resale of the security.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2026.

JPMorgan Growth Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$495,724	$—	$—	$495,724
Automobiles	721,823	—	—	721,823
Biotechnology	948,324	—	—	948,324
Broadline Retail	905,383	—	—	905,383
Building Products	199,114	—	—	199,114
Capital Markets	476,402	—	—	476,402
Communications Equipment	203,643	—	—	203,643
Construction & Engineering	467,580	—	—	467,580
Consumer Staples Distribution & Retail	443,320	—	—	443,320
Electrical Equipment	186,251	—	67,970	254,221

JPMorgan Growth Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Electronic Equipment, Instruments & Components	$126,073	$—	$—	$126,073
Energy Equipment & Services	172,862	—	—	172,862
Entertainment	783,663	—	—	783,663
Financial Services	423,775	—	—	423,775
Health Care Equipment & Supplies	157,338	—	—	157,338
Health Care Providers & Services	158,753	—	—	158,753
Hotels, Restaurants & Leisure	515,751	—	—	515,751
Household Durables	155,069	—	—	155,069
Industrial Conglomerates	156,012	—	—	156,012
Insurance	92,523	—	—	92,523
Interactive Media & Services	1,943,823	—	—	1,943,823
IT Services	456,090	—	—	456,090
Life Sciences Tools & Services	275,229	—	—	275,229
Machinery	335,254	—	—	335,254
Oil, Gas & Consumable Fuels	327,724	—	—	327,724
Pharmaceuticals	644,110	—	—	644,110
Real Estate Management & Development	117,194	—	—	117,194
Semiconductors & Semiconductor Equipment	3,804,523	—	—	3,804,523
Software	1,755,137	—	—	1,755,137
Specialty Retail	628,211	—	—	628,211
Technology Hardware, Storage & Peripherals	1,637,393	—	—	1,637,393
Tobacco	112,617	—	—	112,617
Total Common Stocks	19,826,688	—	67,970	19,894,658
Preferred Stocks	—	—	60,663	60,663
Short-Term Investments
Investment Companies	227,142	—	—	227,142
Total Investments in Securities	$20,053,830	$—	$128,633	$20,182,463
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of June 30, 2025	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2026
Investments in Securities:
Common Stocks	$—	$—	$16,014	$—	$51,956	$—	$—	$—	$67,970
Preferred Stocks	—	—	27,663	—	33,000	—	—	—	60,663
Total	$—	$—	$43,677	$—	$84,956	$—	$—	$—	$128,633

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at March 31, 2026, which were valued using significant unobservable inputs (level 3) amounted to $43,677.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may

JPMorgan Growth Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at March 31, 2026	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$67,970	Market Approach	Last Transaction Price	$190.00 - $1,646.14 ($627.45)

Common Stocks	67,970
	60,663	Market Approach	Last Transaction Price	$259.14 ($259.14)

Asset-Backed Securities	60,663
Total	$128,633

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

JPMorgan Growth Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
As of March 31, 2026, the Fund held restricted securities, other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act, as follows:
Security	Acquisition Date	Cost	Market Value	Percentage of Fund's Net Assets
Databricks - Common Stocks	7/24/2025	$26,428	$35,690	0.2%
Openai - Common Stocks	10/3/2025	11,267	18,019	0.1%
Canva, Inc. - Common Stocks	10/6/2025	14,260	14,261	0.1%
Anthropic - Preferred Stocks	8/18/2025	33,000	60,663	0.3%
		$84,955	$128,633
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2026	Shares at March 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$222,598	$3,226,257	$3,221,693	$(15)	$(5)	$227,142	227,119	$6,531	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	—	371,771	371,771	—	—	—	—	306	—
Total	$222,598	$3,598,028	$3,593,464	$(15)	$(5)	$227,142		$6,837	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2026.